Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Government Money Market Fund
American Cancer Society Support – Class D Shares
Supplement dated December 11, 2024
to Currently Effective Prospectuses
The Board of Trustees of Janus Investment Fund authorized a new expense limitation agreement for Janus Henderson Government Money Market Fund (the “Fund”), effective on December 9, 2024, wherein Janus Henderson Investors US LLC (the “Adviser”) has agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.33% for at least a one‑year period through December 31, 2025.
In response to the above changes, the Fund’s prospectuses are revised as follows:
1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.20%
Other Expenses(1)	0.21%
Total Annual Fund Operating Expenses	0.41%
Fee Waiver and/or Expense Reimbursement(2)	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.33%
(1) Restated to reflect a contractual reduction in administration fees effective October 28, 2024.
(2) The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.33% for at least a one‑year period through December 31, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following replaces the corresponding information in its entirety:
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 34	$124	$222	$510
Please retain this Supplement with your records.
Janus Investment Fund
Janus Henderson Government Money Market Fund
American Cancer Society Support – Class N Shares
Supplement dated December 11, 2024
to Currently Effective Prospectuses
The Board of Trustees of Janus Investment Fund authorized a new expense limitation agreement for Janus Henderson Government Money Market Fund (the “Fund”), effective on December 9, 2024, wherein Janus Henderson Investors US LLC (the “Adviser”) has agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.20% for at least a one‑year period through December 31, 2025.
In response to the above changes, the Fund’s prospectuses are revised as follows:
1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	American Cancer Society Support – Class N
Management Fees	0.20%
Other Expenses(1)	0.03%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver and/or Expense Reimbursement(2)	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.20%
(1) Other Expenses are based on the estimated annualized expenses that the Shares expect to incur.
(2) The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.20% for at least a one‑year period through December 31, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following replaces the corresponding information in its entirety:
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
American Cancer Society Support – Class N Shares	$20	$71	$126	$290
Please retain this Supplement with your records.
Janus Investment Fund
Janus Henderson Government Money Market Fund
American Cancer Society Support – Class T Shares
Supplement dated December 11, 2024
to Currently Effective Prospectuses
The Board of Trustees of Janus Investment Fund authorized a new expense limitation agreement for Janus Henderson Government Money Market Fund (the “Fund”), effective on December 9, 2024, wherein Janus Henderson Investors US LLC (the “Adviser”) has agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.46% for at least a one‑year period through December 31, 2025.
In response to the above changes, the Fund’s prospectuses are revised as follows:
1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class T
Management Fees	0.20%
Other Expenses(1)	0.29%
Total Annual Fund Operating Expenses	0.49%
Fee Waiver and/or Expense Reimbursement(2)	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.46%
(1) Restated to reflect a contractual reduction in administration fees effective October 28, 2024.
(2) The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.46% for at least a one‑year period through December 31, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following replaces the corresponding information in its entirety:
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class T Shares	$47	$154	$271	$613
Please retain this Supplement with your records.

Class D Shares | Janus Henderson Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Government Money Market Fund
American Cancer Society Support – Class D Shares
Supplement dated December 11, 2024
to Currently Effective Prospectuses
The Board of Trustees of Janus Investment Fund authorized a new expense limitation agreement for Janus Henderson Government Money Market Fund (the “Fund”), effective on December 9, 2024, wherein Janus Henderson Investors US LLC (the “Adviser”) has agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.33% for at least a one‑year period through December 31, 2025.
In response to the above changes, the Fund’s prospectuses are revised as follows:
1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.20%
Other Expenses(1)	0.21%
Total Annual Fund Operating Expenses	0.41%
Fee Waiver and/or Expense Reimbursement(2)	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.33%
(1) Restated to reflect a contractual reduction in administration fees effective October 28, 2024.
(2) The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.33% for at least a one‑year period through December 31, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following replaces the corresponding information in its entirety:
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 34	$124	$222	$510
Please retain this Supplement with your records.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect a contractual reduction in administration fees effective October 28, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Class D Shares | Janus Henderson Government Money Market Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.33%	[2]
1 Year	rr_ExpenseExampleYear01	$ 34
3 Years	rr_ExpenseExampleYear03	124
5 Years	rr_ExpenseExampleYear05	222
10 Years	rr_ExpenseExampleYear10	$ 510
Class N Shares | Janus Henderson Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Government Money Market Fund
American Cancer Society Support – Class N Shares
Supplement dated December 11, 2024
to Currently Effective Prospectuses
The Board of Trustees of Janus Investment Fund authorized a new expense limitation agreement for Janus Henderson Government Money Market Fund (the “Fund”), effective on December 9, 2024, wherein Janus Henderson Investors US LLC (the “Adviser”) has agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.20% for at least a one‑year period through December 31, 2025.
In response to the above changes, the Fund’s prospectuses are revised as follows:
1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	American Cancer Society Support – Class N
Management Fees	0.20%
Other Expenses(1)	0.03%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver and/or Expense Reimbursement(2)	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.20%
(1) Other Expenses are based on the estimated annualized expenses that the Shares expect to incur.
(2) The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.20% for at least a one‑year period through December 31, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following replaces the corresponding information in its entirety:
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
American Cancer Society Support – Class N Shares	$20	$71	$126	$290
Please retain this Supplement with your records.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2025
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on the estimated annualized expenses that the Shares expect to incur.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Class N Shares | Janus Henderson Government Money Market Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[4]
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	71
5 Years	rr_ExpenseExampleYear05	126
10 Years	rr_ExpenseExampleYear10	$ 290
Class T Shares | Janus Henderson Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Government Money Market Fund
American Cancer Society Support – Class T Shares
Supplement dated December 11, 2024
to Currently Effective Prospectuses
The Board of Trustees of Janus Investment Fund authorized a new expense limitation agreement for Janus Henderson Government Money Market Fund (the “Fund”), effective on December 9, 2024, wherein Janus Henderson Investors US LLC (the “Adviser”) has agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.46% for at least a one‑year period through December 31, 2025.
In response to the above changes, the Fund’s prospectuses are revised as follows:
1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class T
Management Fees	0.20%
Other Expenses(1)	0.29%
Total Annual Fund Operating Expenses	0.49%
Fee Waiver and/or Expense Reimbursement(2)	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.46%
(1) Restated to reflect a contractual reduction in administration fees effective October 28, 2024.
(2) The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.46% for at least a one‑year period through December 31, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following replaces the corresponding information in its entirety:
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class T Shares	$47	$154	$271	$613
Please retain this Supplement with your records.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect a contractual reduction in administration fees effective October 28, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Class T Shares | Janus Henderson Government Money Market Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.46%	[5]
1 Year	rr_ExpenseExampleYear01	$ 47
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	271
10 Years	rr_ExpenseExampleYear10	$ 613

[1]	Restated to reflect a contractual reduction in administration fees effective October 28, 2024.
[2]	The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.33% for at least a one‑year period through December 31, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
[3]	Other Expenses are based on the estimated annualized expenses that the Shares expect to incur.
[4]	The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.20% for at least a one‑year period through December 31, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
[5]	The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.46% for at least a one‑year period through December 31, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.